Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2020
Convertible Redeemable Preferred Shares [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
21.	CONVERTIBLE REDEEMABLE PREFERRED SHARES

On December 27, 2007, March 17, 2008, September 26, 2008 and October 8, 2008, the Group issued 19,800,000, 3,100,000, 12,000,000 and 5,000,000 Series A convertible redeemable preferred shares (the “Series A Preferred Shares”), respectively, to certain external investors at a price of $0.20 per share for a total cash consideration of $7,980. The cash proceeds received was $7,889, net of issuance costs of $91.

On June 26, 2009, August 19, 2009 and October 12, 2009, the Group issued 64,285,715,15,000,000 and 3,571,428 Series B convertible redeemable preferred shares (the “Series B Preferred Shares”), respectively, to certain external investors at a price of $0.21 per share for a total consideration of $17,400 (includes cash proceeds of $14,400 and $3,000 upon conversion of convertible notes). The cash proceeds received was $14,242, net of issuance costs of $158.

On February 14, 2011 and May 24, 2012, the Group issued 38,181,817 and 5,454,545 Series C convertible redeemable preferred shares (the “Series C Preferred Shares”), to certain external investors at the price of $0.275 per share for a total cash consideration of $12,000. The cash proceeds received was $11,817, net of issuance costs of $183.

On August 20, 2014, the Group issued 23,721,443 Series D convertible redeemable preferred shares (the “Series D Preferred Shares”), to certain external investors at the price of $0.33725 per share for a total cash consideration of $8,000. The cash proceeds received was $7,874, net of issuance costs of $126.

On February 8, 2017 and March 2, 2017, the Group closed the issuances of 10,325,126 and 2,950,036 Series E convertible redeemable preferred shares (the “Series E Preferred Shares”), respectively, for a purchase price of $0.678 per share. Concurrently, Series E-1 Warrants to purchase up to an aggregate of 7,094,164 Series E-1 convertible preferred shares (the “Series E-1 Preferred Shares”) were issued and immediately exercised, at $0.001 per share. The total cash proceeds received was $9,008, net of issuance costs of $312. Net proceeds were allocated to the Series E Preferred Shares and Series E-1 Preferred Shares based on their relative fair value on closing dates.

Series E-1 Preferred Shares shall vote with Series E Preferred Shares as a single class. Series E-1 Preferred Shares have neither redemption rights nor any other rights preferential to the ordinary shares and therefore Series E-1 Preferred Shares are classified as permanent equity.

The significant terms of the Series A, Series B, Series C, Series D, and Series E convertible redeemable preferred shares (together “Convertible Redeemable Preferred Shares”) are summarized as follows.

Conversion

Convertible Redeemable Preferred Shares can be converted into ordinary shares at the option of the holder at any time by dividing the applicable original purchase price by the applicable conversion price which is initially equal to the original purchase price and as such, the initial conversion ratio for each Convertible Redeemable Preferred Shares into each ordinary share shall be one-for-one.

Convertible Redeemable Preferred Shares shall automatically be converted into ordinary shares at the then-effective conversion rate applicable to the relevant series of Preferred Shares: (a) in the event of the closing of a Qualified IPO; or (b) in relation only to Series A and Series B Preferred Shares, upon the approval and written consent of a majority of the outstanding Series A and Series B Preferred Shares holders to convert their respective Preferred Shares into ordinary shares.

The conversion price is subject to additional adjustments if the Group makes certain dilutive issuances of shares.

Dividends

Series D and Series E Preferred Shares shall receive dividends at an annual rate of six percent (6%) of the original purchase price in preference and priority to any dividends on the Series A, Series B, Series C Preferred Shares and ordinary shares. Dividends on Series D and Series E Preferred Shares shall be cumulative whether declared by the Board of Directors or not.

Each holder of Series A, Series B and Series C Preferred Shares is entitled to receive non-cumulative dividends when and if declared by the Board of Directors of the Group in preference and priority to any dividends on ordinary shares, after all accumulated dividends on the Series D and Series E Preferred shares have been paid or set aside for payment to the holders of Series D and Series E Preferred Shares in a calendar year.

Any additional dividends declared, after all accumulated dividends and declared dividends on the Preferred Shares have been paid or set aside for payment to the holders of Preferred Shares in a calendar year, shall be distributed among all holders of ordinary shares and Preferred Shares.

Redemption

All outstanding Convertible Redeemable Preferred Shares can be redeemed at the election of the majority holders at any time after the fifth anniversary of the first issuance date of Series E Preferred Shares.

Prior to the fifth anniversary of the first issuance date of Series E Preferred Shares, all outstanding Series C Preferred Shares held by Intel can be redeemed at any time of the holder’s election to redeem for investigation or for breach as defined in the Memorandum of Association and Articles of Association.

Prior to the fifth anniversary of the first issuance date of Series E Preferred Shares, all outstanding Series D and Series E Preferred Shares can be redeemed at any time of a holder of Series D and a holder of Series E Preferred Shares’ election to redeem for breach event or to redeem for investigation and failure to obtain MVNO license event as defined in the Memorandum of Association and Articles of Association.

Convertible Redeemable Preferred Shares are redeemed at a price equal to 150% the original purchase price plus any unpaid declared dividends. The redemption price for Preferred Shares under the event of the election of Intel, a holder of Series D Preferred Shares or a holder of Series E Preferred Shares to redeem for investigation is set to be 100% of the original purchase price.

The redemption price for Convertible Redeemable Preferred Shares under the event of the election of Intel, a holder of Series D Preferred Shares or a holder of Series E Preferred Shares to redeem for breach is set to be 150% of the original purchase price.

Winding up / Liquidation

In the event of any liquidation, dissolution, or winding up of the Group, either voluntary or involuntary, distributions to the shareholders of the Group shall be made as stated below.

The holders of Series E Preferred Shares then outstanding are entitled to be paid first out of the assets of the Group available for distribution a liquidation preference in an amount per Preferred Share equal to the sum of (i) 150% of the original purchase price as adjusted and (ii) all unpaid accumulated dividends, in priority to any other holders of Preferred Shares or ordinary shares.

Upon full payment of the Series E Preferred Shares liquidation preference, the holders of Series D Preferred Shares are entitled to be paid first out of the assets of the Group available for distribution a liquidation preference in an amount per Preferred Share equal to the sum of (i) 150% of the original purchase price as adjusted and (ii) all unpaid accumulated dividends, in priority to any other holders of Preferred Shares or ordinary shares.

Upon full payment of the Series D and Series E Preferred Shares liquidation preference Series A, Series B and Series C Preferred Shares then outstanding shall be entitled to be paid first out of the assets of the Group available for distribution (and prior and in preference to any payment on the ordinary shares) a liquidation preference in an amount per Series A, Series B and Series C Preferred Shares equal to the sum of (i) the original purchase price applicable to such Preferred Share as adjusted and (ii) all unpaid declared dividends. The holders of Series C Preferred Shares shall receive their liquidation preference amount in preference to holders of Series A and Series B Preferred Shares. Subject to the prior payment of all amounts due to the holders of Preferred Shares, the balance of all remaining assets available for distribution are made with equal priority and pro rata amongst the holders of ordinary shares and the holders of Preferred Shares on an as–converted basis.

Voting

Each share of Convertible Redeemable Preferred Shares has voting rights equal to an equivalent number of shares of ordinary shares into which it is convertible and votes together as one class with the ordinary shares. All directors of the Group’s board of directors are elected by the holders of the outstanding ordinary shares and the Preferred Shares, voting together as a single class on an as-converted basis.

Accounting for Convertible Redeemable Preferred Shares

The Convertible Redeemable Preferred Shares have been classified as mezzanine equity as they can be redeemed at the option of the holders. The initial carrying values of the Preferred Shares are the total consideration received at their respective dates of issuance net of issuance costs. There were no embedded features except for Series E Preferred Shares that qualified for bifurcation and separate accounting in accordance with ASC Subtopic 815-10, Derivatives and Hedging, (“ASC 815-10”).

At the respective closing dates of the Series E Preferred Shares, beneficiary conversion feature was identified and recorded as a reduction of Series E Preferred Shares with an offsetting credit to additional paid-in capital.

Convertible Redeemable Preferred Shares were accreted to redemption value based on the terms stipulated in the Memorandum of Association (“MOA”). Changes in the redemption value are recorded against retained earnings. Upon the consummation of the Merger, all Convertible Redeemable Preferred Shares and Series E-1 Preferred Shares were converted to ordinary shares. Upon conversion, all unamortized discounts, including any original issue discounts and discounts from allocation of proceeds for beneficiary conversion feature, are recognized immediately as deemed dividend and deducted from income available to ordinary shareholders.

The following is the roll-forward of the carrying amounts of Convertible Redeemable Preferred Shares for the year ended December 31, 2017:

For the year ended December 31,
2017
Balance at beginning of the year	68,862
Issuance of Series E Preferred Shares	6,300
Beneficiary conversion feature of Series E Preferred Shares	(3,258)
Change in redemption value	6,956
Conversion to ordinary shares	(78,860)

Balance at end of the year	-

Series E-1 Preferred Shares of $2,708 were converted to ordinary shares as of December 31, 2017 and there were none as of December 31, 2019 and 2020.